Reconciliation of Effective Tax Rate Related to Continuing Operations to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Effective Tax Rates Line Items
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	183.28%	42.23%	(3.71%)
Tax-exempt income in foreign jurisdictions	2.71%	(0.00%)	3.12%
Non-deductible items - impairment charges on goodwill	0.00%	0.00%	(11.73%)
Non-deductible items - bad debts	(57.91%)	(5.16%)	0.00%
Other non-deductible expenses	(17.47%)	0.00%	0.00%
Changes in unrecognized tax benefits	6.84%	(3.15%)	(4.12%)
Adjustment for prior year payable	0.00%	1.81%	0.54%
Change in valuation allowance	(130.14%)	(52.97%)	(8.83%)
Other	4.17%	(5.16%)	0.70%
Effective rate	15.33%	1.45%	(0.18%)